Subsequent Events - Additional Information (Detail) - USD ($)	Sep. 30, 2021	Jan. 19, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 2,000,000
Working Capital Loans [Member]
Subsequent Event [Line Items]
Warrants Issue Price	$ 10.00		$ 10.00
Convertible Debt	$ 2,000,000		$ 2,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 2,000,000
Subsequent Event [Member] | Working Capital Loans [Member]
Subsequent Event [Line Items]
Warrants Issue Price		$ 10.00
Convertible Debt		$ 2,000,000